UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset

            Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals – 13.3%
Agrium, Inc. (a)	72,200	$6,856,112
Air Products & Chemicals, Inc.	95,500	7,681,065
Celanese Corp., Series A (a)	100,000	3,813,000
The Dow Chemical Co. (a)	171,125	4,924,977
E.I. du Pont de Nemours & Co. (a)	382,100	18,990,370
Monsanto Co. (a)	70,700	6,053,334
The Mosaic Co. (a)	20,200	1,173,822
Olin Corp.	182,800	3,699,872
Potash Corp. of Saskatchewan, Inc. (a)	192,400	8,496,384
Praxair, Inc. (a)	167,400	17,369,424

		79,058,360

Energy Equipment & Services – 5.3%
Atwood Oceanics, Inc. (a)(b)(c)	29,700	1,322,541
Basic Energy Services, Inc. (a)(b)	44,400	480,408
Calfrac Well Services Ltd. (a)	15,800	373,396
Core Laboratories NV (a)	62,900	7,017,124
Forum Energy Technologies, Inc. (a)(b)	76,300	1,590,092
Halliburton Co. (a)	75,300	2,494,689
Key Energy Services, Inc. (a)(b)	281,500	2,254,815
National Oilwell Varco, Inc. (a)	49,500	3,578,850
Patterson-UTI Energy, Inc. (a)	163,300	2,527,884
Schlumberger Ltd. (a)	54,400	3,876,544
Seadrill Ltd.	83,877	3,268,814
Technip SA	24,300	2,550,896

		31,336,053

Machinery – 4.3%
Caterpillar, Inc. (a)	234,500	19,747,245
Deere & Co. (a)	75,600	5,807,592

		25,554,837

Metals & Mining – 39.2%
African Rainbow Minerals Ltd.	254,750	4,792,951
Agnico-Eagle Mines Ltd. (a)	105,750	4,635,022
Alcoa, Inc. (a)	269,550	2,283,090
Allegheny Technologies, Inc. (a)	40,800	1,225,224
Alumina Ltd.	2,018,366	1,420,779
Anglo American Platinum Ltd.	50,444	2,585,250
Anglo American Plc	77,945	2,309,854
Barrick Gold Corp. (a)	97,700	3,212,376
BHP Billiton Plc	778,600	22,702,973
Carpenter Technology Corp. (a)	41,466	1,984,563
Cia de Minas Buenaventura SA - ADR (a)	232,900	8,482,218
Cliffs Natural Resources, Inc. (a)	29,100	1,189,899
Detour Gold Corp. (a)(b)	138,100	3,062,615
Eldorado Gold Corp. (a)	350,000	3,786,708
Eramet SA	14,350	1,522,300
First Quantum Minerals Ltd. (a)	516,100	9,371,472
Freeport-McMoRan Copper & Gold, Inc. (a)	122,000	4,107,740
Fresnillo Plc	475,000	10,783,580
Glencore International Plc	225,000	1,125,259
Goldcorp, Inc. (a)	171,450	6,179,058

Common Stocks	Shares	Value
Metals & Mining (concluded)
Harry Winston Diamond Corp. (a)(b)	134,300	$1,740,938
IAMGOLD Corp. (a)	268,000	2,993,070
Iluka Resources Ltd.	864,386	8,536,500
Impala Platinum Holdings Ltd.	370,200	5,801,817
Industrias Penoles SAB de CV (a)	468,569	19,167,691
Jiangxi Copper Co. Ltd., Class H	1,504,500	3,290,730
Kazakhmys Plc	268,500	2,950,060
Kinross Gold Corp. (a)	250,000	2,077,500
Minsur SA	3,846,986	3,266,862
MMC Norilsk Nickel OJSC - ADR	11,420	175,810
Newcrest Mining Ltd.	275,385	6,734,589
Newmont Mining Corp. (a)	65,550	2,915,010
OZ Minerals Ltd.	544,459	4,292,306
Rio Tinto Plc	479,104	22,063,511
Southern Copper Corp. (a)	74,706	2,411,510
Teck Resources Ltd., Class B (a)	421,300	11,817,489
United States Steel Corp. (a)(c)	42,200	871,430
Vale SA - ADR (a)	720,300	13,001,415
Vedanta Resources Plc	432,700	6,581,593
Xstrata Plc	1,077,996	14,245,428
Zijin Mining Group Co. Ltd., Class H	5,879,731	1,866,685

		233,564,875

Oil, Gas & Consumable Fuels – 26.9%
Alpha Natural Resources, Inc. (a)(b)	392,412	2,750,808
Anadarko Petroleum Corp. (a)	45,200	3,138,688
Angle Energy, Inc. (a)(b)	183,800	674,462
Apache Corp. (a)	89,500	7,707,740
Bill Barrett Corp. (a)(b)(c)	102,400	2,156,544
Bonanza Creek Energy, Inc. (a)(b)	124,900	2,189,497
Cenovus Energy, Inc.	115,300	3,517,803
Cheniere Energy, Inc. (a)(b)(c)	199,500	2,719,185
Chesapeake Energy Corp. (a)	209,000	3,933,380
Chevron Corp.	71,200	7,802,096
Cobalt International Energy, Inc. (a)(b)	50,000	1,255,000
Concho Resources, Inc. (a)(b)(c)	50,000	4,262,500
CONSOL Energy, Inc. (a)	247,579	7,174,839
Continental Resources, Inc. (a)(b)	44,100	2,821,959
Crescent Point Energy Corp. (a)	159,400	6,335,627
Crew Energy, Inc. (a)(b)	146,500	1,010,899
Denbury Resources, Inc. (a)(b)	323,100	4,885,272
Energy XXI (Bermuda) Ltd. (a)	128,400	4,003,512
EOG Resources, Inc. (a)	92,500	9,065,925
EQT Corp.	50,300	2,836,920
Exxon Mobil Corp. (a)	45,300	3,934,305
Gasco Energy, Inc. (b)	579,700	97,389
Guide Exploration Ltd. (b)	317,400	721,615
Hess Corp. (a)	51,300	2,419,308
James River Coal Co. (b)(c)	159,500	365,255
Kodiak Oil & Gas Corp. (a)(b)	187,400	1,564,790
Noble Energy, Inc. (a)	74,000	6,469,820

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	MXN	Mexican Peso
	AUD	Australian Dollar	NOK	Norwegian Krone
	CAD	Canadian Dollar	PEN	Peruvian Neuvo Sol
	EUR	Euro	REIT	Real Estate Investment Trust
	GBP	British Pound	USD	US Dollar
	HKD	Hong Kong Dollar	ZAR	South African Rand

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Occidental Petroleum Corp. (a)	105,500	$9,181,665
Patriot Coal Corp. (b)(c)	122,460	12,246
Peabody Energy Corp. (a)	172,300	3,597,624
PetroBakken Energy Ltd., Class A (a)	32,300	400,992
PetroChina Co. Ltd. - ADR (a)	13,300	1,661,702
Pioneer Natural Resources Co. (a)	37,000	3,279,310
Plains Exploration & Production Co. (a)(b)(c)	142,900	5,710,284
Range Resources Corp.	99,600	6,234,960
Rex Energy Corp. (a)(b)	126,800	1,607,824
Rosetta Resources, Inc. (a)(b)	73,400	3,062,248
Royal Dutch Shell Plc, Class A - ADR	58,800	4,010,160
Southwestern Energy Co. (b)(c)	61,500	2,044,875
Statoil ASA	184,400	4,382,558
Suncor Energy, Inc.	128,700	3,930,498
Total SA - ADR	71,500	3,285,425
Valero Energy Corp. (a)	134,700	3,704,250
Whiting Petroleum Corp. (a)(b)	212,500	8,585,000

		160,506,759

Paper & Forest Products – 5.1%
Fibria Celulose SA - ADR (b)(c)	202,100	1,554,149
International Paper Co. (a)	389,100	12,766,371
MeadWestvaco Corp.	465,500	13,220,200
Mondi Plc	322,512	2,743,782

		30,284,502

Real Estate Investment Trusts (REITs) – 1.9%
Weyerhaeuser Co. (a)	487,200	11,376,120

Total Long-Term Investments
(Cost – $574,777,117) – 96.0%		571,681,506

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	29,734,508	29,734,508

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.30% (d)(e)(f)	$6,401	6,400,600

Total Short-Term Securities
(Cost – $36,135,108) – 6.0%		36,135,108

Total Investments Before Outstanding Options Written
(Cost – $610,912,225) – 102.0%		607,816,614

Options Written	Contracts
Exchange-Traded Call Options – (0.6)%
Agnico-Eagle Mines Ltd., Strike Price USD 40, Expires 8/20/12	360	(146,700)
Agrium, Inc., Strike Price USD 95, Expires 9/24/12	240	(96,000)
Alcoa, Inc., Strike Price USD 9, Expires 8/20/12	900	(4,050)
Allegheny Technologies, Inc., Strike Price USD 30, Expires 8/20/12	135	(15,525)
Alpha Natural Resources, Inc., Strike Price USD 11, Expires 8/20/12	300	(1,200)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Anadarko Petroleum Corp.:
Strike Price USD 72.50, Expires 8/20/12	100	$(11,500)
Strike Price USD 72.50, Expires 9/24/12	50	(13,275)
Angle Energy, Inc., Strike Price CAD 3.50, Expires 9/24/12	300	(11,966)
Apache Corp., Strike Price USD 87.50, Expires 9/24/12	300	(99,000)
Atwood Oceanics, Inc., Strike Price USD 40, Expires 8/20/12	98	(47,040)
Barrick Gold Corp., Strike Price USD 35, Expires 9/24/12	325	(24,538)
Basic Energy Services, Inc., Strike Price USD 10, Expires 8/20/12	146	(16,060)
Bill Barrett Corp.:
Strike Price USD 17.50, Expires 8/20/12	170	(65,450)
Strike Price USD 22.50, Expires 9/24/12	170	(18,700)
Bonanza Creek Energy, Inc., Strike Price USD 20, Expires 9/24/12	420	(19,950)
Calfrac Well Services Ltd., Strike Price CAD 23, Expires 8/20/12	52	(6,611)
Carpenter Technology Corp., Strike Price USD 45, Expires 8/20/12	136	(55,080)
Caterpillar, Inc.:
Strike Price USD 90, Expires 8/20/12	387	(11,804)
Strike Price USD 92.50, Expires 8/20/12	387	(4,450)
Celanese Corp., Series A, Strike Price USD 37.50, Expires 9/24/12	333	(84,915)
Cheniere Energy, Inc.:
Strike Price USD 16, Expires 8/20/12	300	(6,000)
Strike Price USD 15, Expires 9/24/12	158	(12,245)
Strike Price USD 16, Expires 9/24/12	200	(10,000)
Chesapeake Energy Corp.:
Strike Price USD 20, Expires 8/20/12	100	(4,800)
Strike Price USD 20, Expires 9/24/12	590	(62,540)
Cia de Minas Buenaventura SA - ADR, Strike Price USD 37, Expires 9/24/12	770	(146,300)
Cliffs Natural Resources, Inc., Strike Price USD 50, Expires 8/20/12	96	(624)
Cobalt International Energy, Inc., Strike Price USD 27.50, Expires 8/20/12	165	(10,725)
Concho Resources, Inc., Strike Price USD 85, Expires 9/24/12	165	(86,625)
CONSOL Energy, Inc., Strike Price USD 31, Expires 8/20/12	417	(15,012)
Continental Resources, Inc.:
Strike Price USD 75, Expires 8/20/12	46	(1,150)
Strike Price USD 80, Expires 8/20/12	100	(1,000)
Core Laboratories NV:
Strike Price USD 120, Expires 8/20/12	105	(3,412)
Strike Price USD 110, Expires 9/24/12	103	(61,285)
Crescent Point Energy Corp.:
Strike Price CAD 40, Expires 8/20/12	260	(14,908)
Strike Price CAD 41, Expires 8/20/12	265	(5,946)
Crew Energy, Inc., Strike Price CAD 7.50, Expires 8/20/12	485	(9,672)
Deere & Co., Strike Price USD 80, Expires 8/20/12	250	(17,750)
Denbury Resources, Inc.:
Strike Price USD 15, Expires 8/20/12	515	(38,625)
Strike Price USD 15, Expires 9/24/12	550	(60,500)

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Detour Gold Corp.:
Strike Price CAD 25, Expires 8/20/12	227	$(4,527)
Strike Price CAD 22, Expires 9/24/12	228	(42,629)
The Dow Chemical Co., Strike Price USD 31, Expires 8/20/12	532	(2,926)
E.I. du Pont de Nemours & Co.:
Strike Price USD 50, Expires 8/20/12	660	(37,290)
Strike Price USD 52.50, Expires 8/20/12	70	(280)
Eldorado Gold Corp., Strike Price CAD 14, Expires 8/20/12	1,155	(10,941)
Energy XXI (Bermuda) Ltd., Strike Price USD 35, Expires 9/24/12	230	(20,700)
EOG Resources, Inc., Strike Price USD 100, Expires 8/20/12	305	(89,518)
Exxon Mobil Corp., Strike Price USD 84, Expires 8/18/12	150	(47,100)
First Quantum Minerals Ltd.:
Strike Price CAD 21.50, Expires 8/20/12	850	(4,238)
Strike Price CAD 22, Expires 8/20/12	850	(2,119)
Forum Energy Technologies, Inc., Strike Price USD 20, Expires 8/20/12	30	(3,375)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 36, Expires 8/20/12	400	(11,400)
Goldcorp, Inc.:
Strike Price USD 34, Expires 9/24/12	285	(89,775)
Strike Price USD 35, Expires 9/24/12	285	(71,535)
Halliburton Co., Strike Price USD 32, Expires 8/20/12	125	(19,500)
Harry Winston Diamond Corp., Strike Price CAD 13, Expires 9/24/12	445	(32,393)
Hess Corp.:
Strike Price USD 45, Expires 8/20/12	85	(24,140)
Strike Price USD 46.50, Expires 9/22/12	85	(24,285)
IAMGOLD Corp.:
Strike Price CAD 11, Expires 8/20/12	405	(22,010)
Strike Price CAD 13, Expires 8/20/12	470	(1,640)
International Paper Co.:
Strike Price USD 32, Expires 9/24/12	642	(110,424)
Strike Price USD 33, Expires 9/24/12	642	(73,830)
Key Energy Services, Inc., Strike Price USD 7.50, Expires 8/20/12	940	(70,500)
Kinross Gold Corp., Strike Price USD 10, Expires 8/20/12	825	(4,950)
Kodiak Oil & Gas Corp.:
Strike Price USD 9, Expires 8/20/12	292	(9,490)
Strike Price USD 10, Expires 9/24/12	32	(1,360)
Monsanto Co.:
Strike Price USD 80, Expires 8/20/12	75	(45,188)
Strike Price USD 84.35, Expires 8/29/12	160	(46,076)
The Mosaic Co., Strike Price USD 57.50, Expires 8/20/12	67	(11,591)
National Oilwell Varco, Inc., Strike Price USD 70, Expires 9/24/12	165	(80,025)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Newmont Mining Corp.:
Strike Price USD 45, Expires 9/24/12	110	$(18,865)
Strike Price USD 46, Expires 9/24/12	110	(14,355)
Noble Energy, Inc., Strike Price USD 92.50, Expires 9/24/12	250	(40,625)
Occidental Petroleum Corp.:
Strike Price USD 87.50, Expires 8/20/12	122	(24,522)
Strike Price USD 87.50, Expires 9/24/12	122	(41,175)
Strike Price USD 90, Expires 9/24/12	125	(27,625)
Patterson-UTI Energy, Inc., Strike Price USD 15, Expires 8/20/12	540	(45,900)
Peabody Energy Corp.:
Strike Price USD 26, Expires 8/20/12	285	(1,710)
Strike Price USD 27, Expires 8/20/12	285	(1,140)
PetroBakken Energy Ltd., Class A, Strike Price CAD 13, Expires 8/20/12	107	(2,134)
PetroChina Co. Ltd. - ADR, Strike Price USD 125, Expires 9/24/12	44	(18,260)
Pioneer Natural Resources Co., Strike Price USD 90, Expires 9/24/12	122	(67,100)
Plains Exploration & Production Co.:
Strike Price USD 41, Expires 8/20/12	210	(24,570)
Strike Price USD 42, Expires 8/20/12	260	(20,670)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 47.50, Expires 9/24/12	30	(1,890)
Praxair, Inc., Strike Price USD 110, Expires 8/20/12	550	(8,250)
Rex Energy Corp., Strike Price USD 12.50, Expires 9/24/12	425	(51,000)
Rosetta Resources, Inc., Strike Price USD 40, Expires 8/20/12	242	(69,575)
Schlumberger Ltd.:
Strike Price USD 67.50, Expires 8/20/12	45	(20,025)
Strike Price USD 71, Expires 9/07/12	135	(37,749)
Southern Copper Corp.:
Strike Price USD 31, Expires 8/20/12	131	(20,632)
Strike Price USD 32, Expires 9/24/12	131	(17,030)
Teck Resources Ltd., Class B, Strike Price CAD 36, Expires 8/20/12	500	(2,991)
United States Steel Corp.:
Strike Price USD 21, Expires 8/20/12	70	(4,620)
Strike Price USD 22, Expires 8/20/12	70	(2,310)
Vale SA - ADR:
Strike Price USD 19, Expires 8/20/12	590	(12,095)
Strike Price USD 22, Expires 8/20/12	100	(200)
Strike Price USD 19, Expires 9/24/12	1,135	(59,020)
Valero Energy Corp.:
Strike Price USD 23, Expires 8/20/12	225	(101,812)
Strike Price USD 24, Expires 8/20/12	225	(79,875)
Weyerhaeuser Co.:
Strike Price USD 23, Expires 9/24/12	800	(88,000)
Strike Price USD 24, Expires 9/24/12	800	(46,000)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Whiting Petroleum Corp.:
Strike Price USD 40, Expires 8/20/12	295	$(54,575)
Strike Price USD 42.50, Expires 8/20/12	295	(23,600)
Strike Price USD 42.50, Expires 9/24/12	55	(9,900)
Strike Price USD 45, Expires 9/24/12	55	(5,500)

Total Exchange-Traded Call Options		(3,403,988)

Over-the-Counter Call Options – (0.4)%
African Rainbow Minerals Ltd.:
Strike Price ZAR 165.64, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	38,000	(2,344)
Strike Price ZAR 167.96, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	46,000	(9,276)
Air Products & Chemicals, Inc., Strike Price USD 81.72, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	31,500	(2,343)
Alumina Ltd., Strike Price AUD 0.96, Expires 8/01/12, Broker UBS Securities LLC	666,000	(7)
Anglo American Platinum Ltd., Strike Price ZAR 434.30, Expires 9/05/12, Broker UBS Securities LLC	16,700	(27,269)
Anglo American Plc, Strike Price GBP 20.80, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	25,800	(8,951)
BHP Billiton Plc, Strike Price GBP 18.44, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	257,000	(318,279)
Cenovus Energy, Inc., Strike Price USD 33.06, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	40,000	(3,091)
Chevron Corp.:
Strike Price USD 103.09, Expires 8/03/12, Broker Banc of America Securities	18,500	(120,010)
Strike Price USD 106.40, Expires 8/27/12, Broker Deutsche Bank Securities Corp.	5,000	(21,318)
CONSOL Energy, Inc., Strike Price USD 29.95, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	40,000	(2,931)
The Dow Chemical Co., Strike Price USD 33.38, Expires 8/09/12, Broker Morgan Stanley & Co., Inc.	4,000	–
E.I. du Pont de Nemours & Co., Strike Price USD 51.15, Expires 8/10/12, Broker Banc of America Securities	53,000	(6,171)
Energy XXI (Bermuda) Ltd., Strike Price USD 31.06, Expires 8/16/12, Broker Goldman Sachs & Co.	22,000	(27,985)
EQT Corp., Strike Price USD 57.07, Expires 9/14/12, Broker Goldman Sachs & Co.	16,500	(29,965)
Eramet SA:
Strike Price EUR 87.48, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	2,400	(14,666)
Strike Price EUR 88.17, Expires 9/12/12, Broker Banc of America Securities	2,400	(14,107)
Forum Energy Technologies, Inc., Strike Price USD 20.97, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	22,000	(9,367)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Fresnillo Plc:
Strike Price GBP 14.35, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	41,200	$(35,143)
Strike Price GBP 13.89, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	41,200	(69,764)
Strike Price GBP 14.99, Expires 9/05/12, Broker Banc of America Securities	74,300	(64,465)
Glencore International Plc, Strike Price GBP 3.14, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	74,300	(19,171)
Halliburton Co., Strike Price USD 31.72, Expires 9/07/12, Broker Banc of America Securities	12,500	(26,818)
Iluka Resources Ltd., Strike Price AUD 13.56, Expires 8/01/12, Broker Citigroup Global Markets, Inc.	288,000	(3)
Impala Platinum Holdings Ltd., Strike Price ZAR 129.38, Expires 9/05/12, Broker Banc of America Securities	122,200	(78,668)
Industrias Penoles SAB de CV:
Strike Price MXN 548.48, Expires 7/31/12, Broker Citigroup Global Markets, Inc.	42,700	–
Strike Price MXN 563.40, Expires 8/07/12, Broker UBS Securities LLC	42,700	(10,969)
Strike Price MXN 576.01, Expires 8/22/12, Broker Citigroup Global
Markets, Inc.	42,700	(19,907)
Strike Price MXN 587.40, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	26,500	(14,182)
Strike Price MXN 553.49, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	42,700	(81,813)
Jiangxi Copper Co. Ltd., Class H, Strike Price HKD 16.22, Expires 8/02/12, Broker UBS Securities LLC	497,000	(48,007)
Kazakhmys Plc, Strike Price GBP 7.30, Expires 9/05/12, Broker Banc of America Securities	88,700	(26,204)
Kodiak Oil & Gas Corp., Strike Price USD 8.64, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	29,500	(5,135)
MeadWestvaco Corp.:
Strike Price USD 28.05, Expires 8/15/12, Broker Morgan Stanley & Co., Inc.	63,000	(54,717)
Strike Price USD 28.73, Expires 9/11/12, Broker Morgan Stanley & Co., Inc.	90,500	(101,487)
Minsur SA:
Strike Price PEN 2.61, Expires 8/22/12, Broker Citigroup Global Markets, Inc.	639,000	(38)
Strike Price PEN 2.50, Expires 9/04/12, Broker Citigroup Global Markets, Inc.	319,500	(556)
Strike Price PEN 2.25, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	319,500	(7,828)
MMC Norilsk Nickel OJSC - ADR, Strike Price USD 15.22, Expires 9/05/12, Broker UBS Securities LLC	3,800	(2,857)

4	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Mondi Plc, Strike Price GBP 5.65, Expires 9/05/12, Broker UBS Securities LLC	107,000	$(21,847)
Newcrest Mining Ltd.:
Strike Price AUD 25.26, Expires 8/01/12, Broker UBS Securities LLC	51,300	(15)
Strike Price AUD 22.49, Expires 8/13/12, Broker UBS Securities LLC	41,000	(51,233)
Olin Corp.:
Strike Price USD 20.27, Expires 8/02/12, Broker Banc of America Securities	30,000	(2,929)
Strike Price USD 21.36, Expires 8/10/12, Broker UBS Securities LLC	30,000	(584)
OZ Minerals Ltd., Strike Price AUD 8.72, Expires 8/01/12, Broker Morgan Stanley & Co., Inc.	179,700	(2)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 39.42, Expires 8/03/12, Broker Citigroup Global Markets, Inc.	60,500	(286,770)
Range Resources Corp., Strike Price USD 60, Expires 8/07/12, Broker Banc of America Securities	33,000	(99,576)
Rio Tinto Plc, Strike Price GBP 30.70, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	158,200	(161,203)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 69.42, Expires 9/04/12, Broker Morgan Stanley & Co., Inc.	3,500	(2,666)
Strike Price USD 68.17, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	15,000	(22,957)
Seadrill Ltd., Strike Price NOK 205.55, Expires 8/13/12, Broker Banc of America Securities	28,400	(138,352)
Southwestern Energy Co., Strike Price USD 29.84, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	20,500	(71,545)
Statoil ASA, Strike Price NOK 143.75, Expires 9/12/12, Broker Banc of America Securities	60,900	(48,460)
Suncor Energy, Inc., Strike Price USD 30.28, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	42,500	(33,447)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Technip SA:
Strike Price EUR 78.52, Expires 8/13/12, Broker UBS Securities LLC	4,100	$(36,066)
Strike Price EUR 88.11, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	4,000	(11,029)
Total SA - ADR, Strike Price USD 43.15, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	23,500	(69,697)
Vale SA - ADR, Strike Price USD 19.65, Expires 8/08/12, Broker Citigroup Global Markets, Inc.	54,500	(811)
Vedanta Resources Plc, Strike Price GBP 9.26, Expires 9/05/12, Broker UBS Securities LLC	143,000	(191,221)
Xstrata Plc, Strike Price GBP 8.35, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	356,000	(225,126)
Zijin Mining Group Co. Ltd., Class H, Strike Price HKD 2.62, Expires 8/01/12, Broker Deutsche Bank Securities Corp.	1,940,000	(56)

Total Over-the-Counter Call Options		(2,761,404)

Total Options Written
(Premiums Received – $6,888,088) – (1.0)%		(6,165,392)

Total Investments Net of Outstanding Options Written – 101.0%		601,651,222
Liabilities in Excess of Other Assets – (1.0)%		(6,090,372)

Net Assets – 100.0%		$595,560,850

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$666,190,008

Gross unrealized appreciation	$84,227,768
Gross unrealized depreciation	(142,601,162)

Net unrealized depreciation	$(58,373,394)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,314,451	420,057	29,734,508	$688	$36,995
BlackRock Liquidity Series, LLC, Money Market Series	$11,645,567	$(5,244,967)	$6,400,600	–	$21,801

JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$79,058,360	–	–	$79,058,360
Energy Equipment & Services	25,516,343	$5,819,710	–	31,336,053
Machinery	25,554,837	–	–	25,554,837
Metals & Mining	109,782,900	123,781,975	–	233,564,875
Oil, Gas & Consumable Fuels	156,124,201	4,382,558	–	160,506,759
Paper & Forest Products	27,540,720	2,743,782	–	30,284,502
Real Estate Investment Trusts (REITs)	11,376,120	–	–	11,376,120
Short-Term Securities	29,734,508	6,400,600	–	36,135,108

Total	$464,687,989	$143,128,625	–	$607,816,614

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,248,778)	$(2,916,614)	–	$(6,165,392)

1 Derivative financial instruments are options, which are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$36,943	–	–	$36,943
Foreign currency	111,511	–	–	111,511
Liabilities:
Collateral on securities loaned at value	–	$(6,400,600)	–	(6,400,600)

Total	$148,454	$(6,400,600)	–	$(6,252,146)

There were no transfers between levels during the period ended July 31, 2012.

6	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date:	September 25, 2012